RELATED PARTY TRANSACTIONS (Schedule of balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable) (Details) - Related Party [Member] - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Related Party Transaction [Line Items]
Other Liabilities	$ 10,997,136	$ 17,863,651
Due to the President and CEO [Member]
Related Party Transaction [Line Items]
Other Liabilities	2,043,019	8,172,075
Lease liabilities due to a company controlled by the CEO [Member]
Related Party Transaction [Line Items]
Other Liabilities	8,953,425	9,279,123
Lease liabilities due to SDP Development [Member]
Related Party Transaction [Line Items]
Other Liabilities	0	412,093
Due to the CFO of the Company [Member]
Related Party Transaction [Line Items]
Other Liabilities	$ 692	$ 360